Intangible Assets - Aggregate Amortization Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 174	$ 199	$ 223
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	35	50	64
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	40	38	41
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	21	27	34
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 78	$ 84	$ 84